j.p. morgan acceptance corporation ii abs-15G

Exhibit 99.31

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304678982	(redacted)	Funded	2	2	1	1	Verified credit history - Middle Credit Scores (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects one open mortgage and one open HELOC satisfactorily rated (redacted) months.;	CRED 0093 Credit Documentation is Insufficient - Missing verification of mortgage:

(redacted)

--Per guidelines, 0x30x12 on all owned real estate - 05/08/2025 EV2/B Investor Acknowledged Exception, DSCR loan and the other properties do not contribute to the calculation	APPR 0002 Appraisal is Incomplete - Missing form (redacted) Operating Income Statement. - 05/08/2025 Recd appraisal report, market rent was obtained from appraisal form (redacted). Operating Income Statement (redacted), not provided or required.

TIL 0021 Unable to determine Consumer or Business Purpose - Missing business-purpose attestation.

--Per guidelines,  A business-purpose attestation is required for all cash-out transactions if they are to be considered out of scope for TILA. - 05/13/2025 Use of cash out LOE provided showing purpose as funds to pay off debt accrued from renovation of property. Finding cleared.

APP 0005 Missing Schedule of Real Estate Owned - The following REO are documented in file, but not listed on the REO schedule:

(redacted))

--Per guidelines, All properties owned must be listed on Schedule of RE. - 05/14/2025 Recd LOE stating REO (redacted) is the primary building and (redacted) are attached apartments that were given own addresses since the entry doors face off (redacted). (redacted) is listed on the REO schedule.

304725144	(redacted)	Funded	2	2	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	CRED 0089 Missing Required Fraud Tool - Missing investor acknowledgement for missing background check for borrowing entity. Search provided rendered no results. Entity was incorporated in (redacted). - 06/20/2025 Please see response from loan (redacted) with the same condition that was satisfied. "EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing."	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing corrected insurance reflecting the subject loan number. Loan number is inaccurate, actual loan number, (redacted). - 06/16/2025 Recd revised EOI reflecting the subject loan number (redacted).

APP 0002 Final 1003 Application is Incomplete - Missing Loan Application, which includes property / rental / financial information, declarations, and the loan originator information. The (redacted) application consists of (redacted) parts: Business Purpose Borrower Application, Loan Application, and Guarantor Application. Loan file includes Business Purpose Borrower Application and Guarantor Application.  - 06/16/2025 Recd Loan Application.

304725145	(redacted)	Funded	2	2	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	CRED 0089 Missing Required Fraud Tool - Missing investor acknowledgement for missing background check for borrowing entity. Search provided rendered no results. Entity was incorporated in (redacted). - 06/20/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.	COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - APN on the Mortgage is inaccurate. Actual APN per appraisal / title commitment / tax cert, (redacted). - 06/17/2025 Recd scrivener's affidavit.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing corrected insurance reflecting the subject loan number. EOI loan number is inaccurate, actual loan number, (redacted). - 06/17/2025 Recd revised EOI with correct loan number (redacted).

COMP 0047 File Documentation is Incomplete (Compliance) - Entity Certificate is not signed by the borrowing guarantor. The Entity Certificate is only signed by limited owner. - 06/20/2025 Recd Entity Certificate electronically signed by the borrowing guarantor.

304729044	(redacted)	Funded	2	2	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	CRED 0089 Missing Required Fraud Tool - Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted). - 06/23/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing revised evidence of insurance reflecting the correct loan number, (redacted). EOI in file reflects loan number (redacted). - 06/25/2025 Recd revised EOI reflecting the correct loan number.

304734111	(redacted)	Funded	2	1	2	1				Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified. ;	FLOOD 0001 Flood Notice Was Not Provided to Applicant(s) - Missing evidence the Notice of Special Flood Hazard disclosure was provided to the borrower. Flood zone is AE.. - 07/03/2025 EV2/B - Investor Acknowledged Exception.
304734846	(redacted)	Funded	2	2	2	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Verified reserves - (redacted) Months Verified PITI Reserves > (redacted) Months Required.;	CRED 0081 Seller Contributions exceed 2% - Seller Concessions of (redacted) > (redacted) (redacted) Max Allowed. - 08/13/2025 EV2/B - Investor Acknowledged Exception based on the borrowers (redacted) credit/mortgage history and (redacted) in reserves.

											NOTE 0060 Scrivener's Error - The fixed rate loan was executed on an IO note. - EV2/B - Non-Material		DEED 0022 Missing Notary on Mortgage/DOT - The borrower and non-borrowing spouses signatures are not notarized on the Deed of Trust. - 08/18/2025 Recd notarized copy of the Deed of Trust.
304779582	(redacted)	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;	GIDE 0001 Guideline Exception(s) - Missing investor acknowledgement for lender approved exception for vesting to be held in the name of a trust, (redacted). The trustees are the borrower and non-borrowing spouse. The Note was signed as trustees only. -- Per guidelines, Inter Vivos revocable Trusts are not permitted.	CRED 0093 Credit Documentation is Insufficient - Missing credit supplement confirming home equity loan with (redacted) has been closed. Borrower does not own any other REO. - 09/10/2025 Agree, hard pull on (redacted) lists HELOC under closed tradelines. It was the soft pull on (redacted) that doesn't show the HELOC as being closed, however no activity > (redacted) months and it is not reporting on title.

CRED 0082 Income Documentation is Insufficient - Investor acknowledgment required, borrowers ownership was indicated to be (redacted) until (redacted). (redacted) does not indicate that they have prepared the business tax returns for the prior two years. Per borrower letter of explanation, the non-borrowing spouse gifted the majority shares of (redacted) to borrower (redacted). (redacted) search reflects borrower registered as agent (redacted) < (redacted) years. The non-borrowing spouse is still reporting as president / secretary. No operating agreement was provided. Investor to confirm (redacted) letter and ownership < (redacted) in the past (redacted) months is acceptable.  -- Per guidelines, borrowers with less than (redacted) ownership that are not a managing member are ineligible for business bank statement qualification. - 09/15/2025 Investor accepts (redacted) letter and ownership < (redacted) in the past (redacted) months.

304833239	(redacted)	Funded	1	1	1	1	Verified reserves - (redacted) reserves exceed the minimum required of (redacted) exceeds the minimum by (redacted) months over the required minimum.

; Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points.

;	CRED 0001 Unacceptable Mortgage History - Missing verification of (redacted) on non-subject REO:

(redacted)

--Per guidelines, (redacted) on all real estate owned. - 11/04/2025 Received the VOM for non-subject REO. Note: Title commitment confirms both creditors are associated with the same private loan.

CRED 0032 Missing borrower immigration or residency status documentation - The file is missing evidence of an unexpired photo ID for both borrowers.  The file included the (redacted) Patriot Act Information Form for both borrowers; however, the forms are missing the identification information.  - 10/06/2025 Received completed Patriot Act forms with copies of the borrowers unexpired IDs.

304850824	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;	FRAUD 0001 Fraud report alerts have not been addressed - High risk fraud findings for potential foreclosure activity have not been satisfactorily addressed. Review is unable to confirm (redacted) month seasoning requirement for DSCR loan program was met.

(redacted) - 10/24/2025 Attached documentation confirms foreclosure activity is not related to the borrowers property. Tax ID numbers are different.

HUD 0001 Missing Final HUD-1 - Missing a copy of the final settlement statement. The settlement statement in file is marked estimated.

HAZ 0007 Hazard Insurance Carrier Rating is Not Acceptable - Missing hazard insurance carrier rating. - 10/22/2025 Received EOI. - TPR validated (redacted) rating for insurer, A-.

APRV 0010 Underwriting Loan Approval is Deficient - Missing borrower executed (redacted) Family Rider / Assignment of Rents and guaranty as per lender's closing conditions. - 10/22/2025 Executed DOT, Assignment of Leases and Rents provided. Finding cleared.

304816951	(redacted)	Funded	1	1	1	1				Verified credit history - FICO (redacted), minimum required (redacted).; Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months or (redacted) verified.;
304847639	(redacted)	Funded	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	INS 0001 Missing Sufficient Evidence of Insurance - Missing hazard insurance declaration. Only the homeowners application was provided. - 11/14/2025 Finding is cleared with the attached hazard insurance declarations.

304861632	(redacted)	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;	CRED 0108 Missing Source of Funds - Updated Exception - Recd updated guidelines. Per guidelines, Large deposits for Personal and Business Accounts used in qualifying assets
Any single deposit that is greater than (redacted), and
Exceeds (redacted) of total deposits for the month, and
Applies to all transactions including (redacted) with personal guarantor, and
Source only if needed for the transaction

Funds from business account, (redacted), came from a deposit posted (redacted) in the amount of (redacted), which is less than (redacted) of the total deposits for the month.

Loan file is missing operating agreement to confirm (redacted) ownership of (redacted), and to fully source large deposit of (redacted) deposit posted to (redacted) from self-employment business.

Updated Exception - (redacted) was transferred to (redacted) on (redacted) from (redacted). Funds from (redacted) came from a deposit posted (redacted) in the amount of (redacted). Missing source of funds.

											Original Exception - (redacted) was transferred to (redacted) from (redacted). Funds from (redacted) came from a deposit posted (redacted) in the amount of (redacted). Missing source of funds. -- Per guidelines, All eligible assets as defined in the (redacted) selling guide. Per (redacted), if funds from a large deposit are needed to complete the purchase transaction (that is, are used for the down payment, closing costs, or financial reserves), the lender must document that those funds are from an acceptable source. - 11/19/2025 EV2/B - Investor Acknowledged Exception